Global X Funds
605 Third Avenue, 43rd Floor
New York, NY 10158

May 1, 2025

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Global X Funds (“Trust”) File Nos. 333-151713, 811-22209
    Post-Effective Amendment No. 820

Ladies and Gentlemen:
Included herewith for filing on behalf of the Trust, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, is one copy of Post‑Effective Amendment No. 820 to the Trust’s Registration Statement on Form N‑1A (“Amendment”). The Amendment is being filed for the purpose of adding the following new series to the Trust: Global X PureCapSM MSCI Consumer Discretionary ETF, Global X PureCapSM MSCI Communication Services ETF, Global X PureCapSM MSCI Information Technology ETF, Global X PureCapSM MSCI Consumer Staples ETF and Global X PureCapSM MSCI Energy ETF. This Amendment is being filed subsequent to the Form AW, filed on May 1, 2025 (accession number: 0001432353-25-000323), that requested the consent of the U.S. Securities and Exchange Commission to the withdrawal of the post-effective amendment numbered 819.

Please do not hesitate to call me at (646) 214-6522 if you have any questions regarding the foregoing. Thank you for your attention to this matter.

Sincerely,
/s/ Margaret Mo
Margaret Mo
Associate General Counsel